UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04587

                 ----------------------------------------------

                        UBS FINANCIAL SERVICES FUND INC.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31, 2003

Date of reporting period: March 31, 2003

Item 1. Reports to Stockholders.

          [LOGO] UBS
                 Global Asset Management

                 UBS Financial Services Fund

                 Annual Report

                 March 31, 2003

UBS Financial Services Fund

May 15, 2003

UBS Financial Services
Fund

Investment Goal
Long-term capital appreciation.

Portfolio Manager
DSI Team
DSI International
Management, Inc.

Commencement
May 22, 1986 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
March 30, 1998 (Class Y)

Dividend Payments
Annually, if any.

Dear Shareholder,

We present you with the annual report for UBS Financial Services Fund for the fiscal year ended March 31, 2003.

An Interview with the Portfolio Management Team

Q. How did UBS Financial Services Fund perform over the fiscal year ended March 31, 2003?

A. During the fiscal year ended March 31, 2003, the Fund's Class A shares fell 22.02% (-26.32% after deducting the maximum sales charge), performing slightly better than the S&P 500 and S&P Financials indexes, which declined 24.76% and 23.43%, respectively. The Fund performed in line with the Lipper Financial Services Funds Median (before the deduction of sales charges), which fell 21.75%. (Returns for all share classes are shown in the "Performance at a Glance" table on page 4. Please note that those returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of the Fund shares.)

Q.    Can you describe the economic environment during the period?

A. The economy didn't move in any clear direction over the period. Initially, it appeared to be on the path to recovery. Gross domestic product (GDP) for the first quarter of 2002 came in at a strong 5.0%. Second quarter GDP told a very different story, however, as ongoing threats of terrorism, turmoil in the Middle East, falling corporate spending, a weak stock market, and corporate accounting scandals took their toll. The final figure came in at a tepid 1.3%. Although the news improved somewhat during the third quarter--GDP rose to 4.0%--hopes for economic recovery dimmed when fourth quarter's GDP came in at 1.4%.

      By the time the review period wound down in March, little about this economic picture had changed. Fears concerning a potential war with Iraq were replaced by fears over the longevity and cost of the war after it began. It was also clear that other factors, including the heightened threat of terrorism and saber-rattling in North Korea, were continuing to weigh heavily on the forces that drive economic growth. This was ultimately reflected in the advance GDP figure for first quarter 2003, which came in at 1.6%.


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                                                                               1

UBS Financial Services Fund

Q. How did the Federal Reserve Board (the "Fed") react to the weakening economy?

A. In November 2002, the Fed acknowledged that the economy appeared to have hit a "soft spot." Thus, after holding interest rates steady during the first ten months of 2002, the Fed, at its November meeting, moved to lower the federal funds rate one half of a percentage point to 1.25%--a 41-year low. Since that time, the Fed has held rates steady--most recently, at its May 6, 2003 meeting.

Q. How would you describe the performance of financial stocks during the period?

A. Financial stocks fell sharply during the reporting period. Similar to what we reported to you in our semiannual report dated September 30, 2002, a number of issues dragged down the financial sector, including concerns about the economy, increasing debt defaults, high-profile corporate bankruptcies and accounting scandals at a number of large companies.

      While financial stocks as a whole fell sharply during the period, they were able to outperform the overall stock market on a relative basis. The best-performing companies in this area had strong balance sheets, stability and predictability of earnings and cash flow, and positive relative valuations.

Q.    How did you manage the Fund in this difficult environment?

A. We continued to utilize our proprietary model that ranks stocks in the financial services industry by considering independent composite factors, such as earnings expectations, earnings growth, valuation, dividend yield, return on equity and sales/margins.

      Our investment process also utilizes rigorous risk control techniques. Collectively, these tools are used to seek consistent, moderate excess returns, while minimizing unintended deviations over a complete market cycle. Our financial services strategy, which includes measures of both growth and value characteristics, was biased toward value investing during the period. This was consistent with the financial services sector as a whole, which, by and large, has a value bias.

Q. How did the Fund's portfolio compare to the S&P Financial Index, in terms of some of the factors you track for the model?

A. Holdings in the Fund's portfolio had higher earnings expectations and earnings growth, as well as a higher market capitalization versus the Index--consistent


--------------------------------------------------------------------------------
2

UBS Financial Services Fund

      with our value bias. Its price-to-earnings and price-to-book ratios were lower than the Index, while our holdings had a dividend yield ratio similar to the Index.

Q. Within the Fund's portfolio, which stocks performed relatively well, and which were the biggest disappointments?

A. While the overall financial services sector fell during the period, a number of the Fund's holdings performed relatively well. For example, Fair, Issac (0.09%) and Countrywide Financial (0.4%) enhanced results.* Conversely, stocks that underperformed during the period included Concord EFS (0.08%) and Valley National Bancorp (0.06%).*

Q.    What is your outlook?

A. As we write this letter, there is concern in the aftermath of the war with Iraq, and there are many question marks regarding the economy. Until these issues are resolved, we expect that the financial markets will continue to be highly volatile. We will continue to follow our disciplined investment strategy to manage the Fund.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on UBS Funds,** please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

Joseph A. Varnas                        DSI Team
President                               DSI International Management, Inc.
UBS Financial Services Fund             Portfolio Manager
Head of Product, Technology             UBS Financial Services Fund
  and Operations
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Weightings represent percentages of net assets as of March 31, 2003. The Fund is actively managed and its composition will vary over time.

** Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Performance At A Glance

Comparison of the change of a $10,000 investment in UBS Financial Services Fund (Class A), the S&P 500 Index and the S&P Financials Index for the 10-year period ended March 31, 2003.

                               [GRAPHIC OMITTED]

    [The following was represented as a line chart in the printed material.]

---------------------------------------------------------------------------------------
             UBS Financial
           Services (Class A)        S&P 500 Index                S&P Financial Index
---------------------------------------------------------------------------------------
 3/31/93         $ 9,451         2.11%         $10,000           3.69%         $10,000
 4/30/93         $ 9,067        -2.42%         $ 9,758          -3.43%         $ 9,657
 5/31/93         $ 8,892         2.68%         $10,020          -0.42%         $ 9,616
 6/30/93         $ 9,113         0.29%         $10,049           4.89%         $10,087
 7/31/93         $ 9,279        -0.40%         $10,008           1.79%         $10,267
 8/31/93         $ 9,533         3.79%         $10,388           2.44%         $10,518
 9/30/93         $ 9,792        -0.77%         $10,308           1.68%         $10,694
10/31/93         $ 9,562         2.07%         $10,521          -5.93%         $10,060
11/30/93         $ 9,123        -0.95%         $10,421          -3.58%         $ 9,700
12/31/93         $ 9,317         1.21%         $10,547           1.78%         $ 9,873
 1/31/94         $ 9,620         3.40%         $10,906           5.10%         $10,376
 2/28/94         $ 9,376        -2.71%         $10,610          -5.57%         $ 9,798
 3/31/94         $ 9,154        -4.36%         $10,148          -4.24%         $ 9,383
 4/30/94         $ 9,403         1.28%         $10,278           3.21%         $ 9,684
 5/31/94         $ 9,787         1.64%         $10,446           5.10%         $10,178
 6/30/94         $ 9,836        -2.45%         $10,190          -3.13%         $ 9,859
 7/31/94         $ 9,890         3.28%         $10,524           2.14%         $10,070
 8/31/94         $10,117         4.10%         $10,956           3.26%         $10,399
 9/30/94         $ 9,814        -2.44%         $10,689          -7.46%         $ 9,623
10/31/94         $ 9,663         2.25%         $10,929           1.42%         $ 9,760
11/30/94         $ 9,154        -3.64%         $10,531          -6.16%         $ 9,158
12/31/94         $ 9,246         1.48%         $10,687           0.91%         $ 9,242
 1/31/95         $ 9,529         2.59%         $10,964           6.08%         $ 9,804
 2/28/95         $10,037         3.90%         $11,392           5.27%         $10,320
 3/31/95         $10,090         2.95%         $11,728           0.13%         $10,334
 4/30/95         $10,449         2.94%         $12,072           3.35%         $10,680
 5/31/95         $10,868         4.00%         $12,555           7.49%         $11,480
 6/30/95         $11,228         2.32%         $12,847           0.37%         $11,522
 7/31/95         $11,835         3.32%         $13,273           2.67%         $11,830
 8/31/95         $12,513         0.25%         $13,306           5.39%         $12,468
 9/30/95         $12,784         4.22%         $13,868           6.19%         $13,239
10/31/95         $12,702        -0.36%         $13,818          -3.15%         $12,822
11/30/95         $13,345         4.39%         $14,424           6.96%         $13,715
12/31/95         $13,635         1.93%         $14,703           0.83%         $13,829
 1/31/96         $13,695         3.40%         $15,203           5.00%         $14,520
 2/29/96         $13,874         0.93%         $15,344           1.67%         $14,762
 3/31/96         $14,026         0.96%         $15,491           0.98%         $14,907
 4/30/96         $14,126         1.47%         $15,719          -2.00%         $14,609
 5/31/96         $14,397         2.58%         $16,125           1.95%         $14,894
 6/30/96         $14,430         0.38%         $16,186           0.90%         $15,028
 7/31/96         $14,265        -4.42%         $15,471          -2.28%         $14,685
 8/31/96         $15,020         2.11%         $15,797           3.17%         $15,151
 9/30/96         $15,789         5.63%         $16,686           6.62%         $16,154
10/31/96         $16,512         2.76%         $17,147           7.24%         $17,323
11/30/96         $17,652         7.56%         $18,443           9.42%         $18,955
12/31/96         $17,583        -1.98%         $18,078          -3.79%         $18,237
 1/31/97         $18,231         6.25%         $19,208           8.06%         $19,707
 2/28/97         $19,002         0.78%         $19,358           3.78%         $20,452
 3/31/97         $18,054        -4.11%         $18,562          -7.26%         $18,967
 4/30/97         $18,671         5.97%         $19,670           6.98%         $20,291
 5/31/97         $19,735         6.09%         $20,868           4.51%         $21,206
 6/30/97         $21,031         4.48%         $21,803           5.39%         $22,349
 7/31/97         $22,457         7.96%         $23,539          11.74%         $24,972
 8/31/97         $22,010        -5.60%         $22,220          -7.57%         $23,082
 9/30/97         $23,537         5.48%         $23,438           7.92%         $24,910
10/31/97         $23,283        -3.34%         $22,655          -2.24%         $24,352
11/30/97         $23,892         4.63%         $23,704           3.84%         $25,287
12/31/97         $25,531         1.72%         $24,112           4.85%         $26,514
 1/31/98         $24,755         1.11%         $24,380          -2.99%         $25,721
 2/28/98         $26,136         7.21%         $26,137           9.26%         $28,103
 3/31/98         $27,427         5.12%         $27,476           5.57%         $29,668
 4/30/98         $27,427         1.01%         $27,753           1.49%         $30,110
 5/31/98         $26,732        -1.72%         $27,276          -2.51%         $29,354
 6/30/98         $27,500         4.06%         $28,383           4.05%         $30,543
 7/31/98         $26,781        -1.07%         $28,079          -0.12%         $30,506
 8/31/98         $21,927       -14.46%         $24,019         -23.15%         $23,444
 9/30/98         $23,145         6.41%         $25,559           1.85%         $23,878
10/31/98         $24,166         8.13%         $27,637          11.89%         $26,717
11/30/98         $25,302         6.06%         $29,311           6.73%         $28,515
12/31/98         $26,122         5.76%         $31,000           1.88%         $29,051
 1/31/99         $25,352         4.18%         $32,296           1.97%         $29,624
 2/28/99         $24,834        -3.11%         $31,291           1.21%         $29,982
 3/31/99         $25,285         4.00%         $32,543           3.66%         $31,079
 4/30/99         $26,573         3.87%         $33,802           6.64%         $33,143
 5/31/99         $25,762        -2.36%         $33,005          -5.66%         $31,267
 6/30/99         $26,013         5.55%         $34,836           3.97%         $32,508
 7/31/99         $24,742        -3.12%         $33,749          -6.35%         $30,444
 8/31/99         $23,045        -0.49%         $33,584          -4.70%         $29,013
 9/30/99         $21,749        -2.74%         $32,664          -5.36%         $27,458
10/31/99         $24,884         6.33%         $34,731          16.50%         $31,989
11/30/99         $23,814         2.03%         $35,437          -5.01%         $30,386
12/31/99         $23,661         5.89%         $37,524          -2.17%         $29,727
 1/31/00         $21,899        -5.02%         $35,640          -3.30%         $28,746
 2/29/00         $20,319        -1.89%         $34,966         -10.98%         $25,589
 3/31/00         $23,039         9.78%         $38,386          18.31%         $30,275
 4/30/00         $22,245        -3.01%         $37,231          -3.31%         $29,273
 5/31/00         $23,126        -2.05%         $36,467           6.50%         $31,175
 6/30/00         $23,057         2.47%         $37,368          -6.16%         $29,255
 7/31/00         $25,474        -1.56%         $36,785          10.18%         $32,233
 8/31/00         $27,547         6.21%         $39,070           9.38%         $35,257
 9/30/00         $28,549        -5.28%         $37,007           2.31%         $36,071
10/31/00         $28,307        -0.42%         $36,851          -0.57%         $35,866
11/30/00         $26,338        -7.88%         $33,947          -6.09%         $33,681
12/31/00         $29,170         0.49%         $34,114           8.96%         $36,699
 1/31/01         $29,030         3.55%         $35,325          -0.43%         $36,541
 2/28/01         $27,198        -9.12%         $32,103          -6.71%         $34,089
 3/31/01         $26,447        -6.34%         $30,068          -3.10%         $33,033
 4/30/01         $27,418         7.77%         $32,404           3.57%         $34,212
 5/31/01         $28,499         0.67%         $32,621           3.83%         $35,522
 6/30/01         $28,359        -2.43%         $31,829          -0.12%         $35,480
 7/31/01         $28,069        -0.98%         $31,517          -1.75%         $34,859
 8/31/01         $26,437        -6.26%         $29,544          -6.24%         $32,684
 9/30/01         $24,755        -8.08%         $27,157          -6.04%         $30,709
10/31/01         $24,135         1.91%         $27,675          -2.02%         $30,089
11/30/01         $25,907         7.67%         $29,798           6.97%         $32,186
12/31/01         $26,520         0.88%         $30,060           2.02%         $32,836
 1/31/02         $26,263        -1.46%         $29,621          -1.78%         $32,252
 2/28/02         $25,904        -1.93%         $29,050          -1.60%         $31,736
 3/31/02         $27,651         3.76%         $30,142           6.53%         $33,808
 4/30/02         $27,127        -6.06%         $28,315          -2.80%         $32,862
 5/31/02         $27,127        -0.74%         $28,106          -0.33%         $32,753
 6/30/02         $25,832        -7.12%         $26,105          -4.92%         $31,142
 7/31/02         $23,951        -7.79%         $24,071          -8.09%         $28,622
 8/31/02         $24,413         0.66%         $24,230           1.86%         $29,155
 9/30/02         $21,422       -10.87%         $21,596         -11.86%         $25,697
10/31/02         $23,149         8.80%         $23,497           8.79%         $27,956
11/30/02         $23,951         5.89%         $24,881           3.93%         $29,054
12/31/02         $22,788        -5.87%         $23,420          -5.55%         $27,442
 1/31/03         $22,362        -2.62%         $22,806          -1.89%         $26,923
 2/28/03         $21,677        -1.50%         $22,464          -3.28%         $26,040
 3/31/03         $21,563         0.97%         $22,682          -0.60%         $25,884


Average Annual Total Return, Periods Ended 3/31/03

                                              6 months       1 year        5 years      10 years
================================================================================================
Before Deducting Maximum     Class A*          0.66%         -22.02%        -4.70%       8.60%
 Sales Charge                Class B**         0.23          -22.66         -5.45        8.11
                             Class C***        0.21          -22.68         -5.43        7.77
                             Class Y****       0.71          -21.96         -4.52         N/A
------------------------------------------------------------------------------------------------
After Deducting Maximum      Class A*         -4.87          -26.32         -5.77        7.99
 Sales Charge                Class B**        -4.77          -26.52         -5.75        8.11
                             Class C***       -1.80          -24.23         -5.62        7.66
------------------------------------------------------------------------------------------------
S&P 500 Index                                  5.02          -24.76         -3.77        8.53
------------------------------------------------------------------------------------------------
S&P Financials Index                           0.74          -23.43         -2.69        9.98
------------------------------------------------------------------------------------------------
Lipper Financial Services
 Funds Median                                  0.43          -21.75         -0.78       11.35
================================================================================================

* Maximum sales charge for Class A shares is 5.5%. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum sales charge for Class C shares is 2%, consisting of a maximum sales charge of 1% imposed on purchases and a maximum contingent deferred sales charge of 1% for redemptions, which is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

**** The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

      Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less are cumulative.

      The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition and is not available for direct investment.

      The S&P Financials Index is an unmanaged capitalization weighted index of stocks designed to measure the performance of the financial sector of the S&P 500 Index. The Index is not available for direct investment.

      Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.


--------------------------------------------------------------------------------
4

UBS Financial Services Fund

Portfolio Statistics

Characteristics*            3/31/03       9/30/02       3/31/02
================================================================
Net Assets (mln)            $ 127.7       $ 140.9       $ 203.7
----------------------------------------------------------------
Number of Securities            141           143           129
----------------------------------------------------------------
Stocks                         99.2%         99.8%         99.6%
----------------------------------------------------------------
Cash Equivalents and
 liabilities in excess
 of other assets                0.8%           --            --
----------------------------------------------------------------
Other Assets in Excess
 of Liabilities                  --           0.2%          0.4%
================================================================

Top Five Industries*         3/31/03                             9/30/02                               3/31/02
==============================================================================================================
Banks                         40.1%  Banks                         41.3%  Banks                         38.1%
--------------------------------------------------------------------------------------------------------------
Diversified Financials        32.4   Diversified Financials        31.8   Diversified Financials        34.4
--------------------------------------------------------------------------------------------------------------
Insurance                     20.0   Insurance                     20.4   Insurance                     19.1
--------------------------------------------------------------------------------------------------------------
Commercial Services &                Commercial Services &                Commercial Services &
 Supplies                      3.9    Supplies                      3.5    Supplies                      3.8
--------------------------------------------------------------------------------------------------------------
Real Estate                    1.9   Real Estate                    1.8   Tracking Stock                 1.7
--------------------------------------------------------------------------------------------------------------
Total                         98.3%                                98.8%                                97.1%
==============================================================================================================

Top Ten Holdings*             3/31/03                              9/30/02                             3/31/02
==============================================================================================================
                                      American International               American International
Citigroup                       7.9%   Group                         7.6%   Group                         7.5%
--------------------------------------------------------------------------------------------------------------
American International
 Group                          7.1   Bank of America                6.4   Citigroup                      7.0
--------------------------------------------------------------------------------------------------------------
Bank of America                 6.1   Citigroup                      6.1   Bank of America                5.4
--------------------------------------------------------------------------------------------------------------
                                                                           Federal National
                                                                            Mortgage
Wells Fargo & Co.               5.0   Wells Fargo & Co.              5.3    Association                   4.7
--------------------------------------------------------------------------------------------------------------
                                      Federal National
Federal National                       Mortgage
 Mortgage Association           4.1    Association                   4.6   Wells Fargo & Co.              4.4
--------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.         2.8   Wachovia                       3.1   J.P. Morgan Chase & Co.        3.2
--------------------------------------------------------------------------------------------------------------
                                      Federal Home Loan
Wachovia                        2.8    Mortgage Corp.                2.7   Morgan Stanley                 2.9
--------------------------------------------------------------------------------------------------------------
Morgan Stanley                  2.6   American Express               2.6   Wachovia                       2.8
--------------------------------------------------------------------------------------------------------------
Federal Home Loan
 Mortgage Corp.                 2.5   Morgan Stanley                 2.5   American Express               2.5
--------------------------------------------------------------------------------------------------------------
U.S. Bancorp                    2.5   Bank One                       2.4   Bank One                       2.3
--------------------------------------------------------------------------------------------------------------
Total                          43.4%                                43.3%                                42.7%
==============================================================================================================

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Performance Results

                             Net Asset Value                   Total Return(1)
                   ====================================   =======================
                                                           12 Months     6 Months
                                                             Ended        Ended
                    03/31/03     09/30/02     03/31/02      03/31/03     03/31/03
================================================================================
Class A Shares      $  20.77     $  20.84     $  26.90       -22.02%       0.66%
--------------------------------------------------------------------------------
Class B Shares         19.63        18.60        25.40       -22.66        0.23
--------------------------------------------------------------------------------
Class C Shares         19.59        14.56        25.35       -22.68        0.21
================================================================================

Performance Summary Class A Shares

                            Net Asset Value
                      ============================    Capital Gains     Dividends         Total
Period Covered         Beginning        Ending         Distributed         Paid          Return(1)
===================================================================================================
05/22/86-12/31/86    $ 9.25            $   8.31               --               --         (10.16)%
---------------------------------------------------------------------------------------------------
1987                   8.31                6.88        $  0.2265        $  0.3703         (11.05)
---------------------------------------------------------------------------------------------------
1988                   6.88                7.70               --           0.2375          15.38
---------------------------------------------------------------------------------------------------
1989                   7.70                9.08               --           0.2900          21.71
---------------------------------------------------------------------------------------------------
1990                   9.08                7.73               --           0.2410         (12.33)
---------------------------------------------------------------------------------------------------
1991                   7.73               12.55               --           0.2070          65.37
---------------------------------------------------------------------------------------------------
1992                  12.55               17.38               --           0.0237          38.68
---------------------------------------------------------------------------------------------------
1993                  17.38               17.22           1.8425           0.0820          10.32
---------------------------------------------------------------------------------------------------
1994                  17.22               15.68           1.2660           0.1345          (0.75)
---------------------------------------------------------------------------------------------------
1995                  15.68               20.57           2.2099           0.2942          47.46
---------------------------------------------------------------------------------------------------
1996                  20.57               22.80           3.3870           0.2300          28.96
---------------------------------------------------------------------------------------------------
1997                  22.80               31.24           1.5895           0.2068          45.20
---------------------------------------------------------------------------------------------------
1998                  31.24               31.24           0.4139           0.2780           2.31
---------------------------------------------------------------------------------------------------
1999                  31.24               27.40           0.7891           0.0779          (9.42)
---------------------------------------------------------------------------------------------------
2000                  27.40               29.14           4.4755               --          23.28
---------------------------------------------------------------------------------------------------
2001                  29.14               25.80           0.6058           0.0625          (9.08)
---------------------------------------------------------------------------------------------------
2002                  25.80               21.95               --           0.2233         (14.07)
---------------------------------------------------------------------------------------------------
01/01/03-03/31/03     21.95               20.77               --               --          (5.38)
---------------------------------------------------------------------------------------------------
                                       Totals:         $ 16.8057        $  2.9587
---------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 03/31/03:            444.32%
---------------------------------------------------------------------------------------------------

1. Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

      The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
6

UBS Financial Services Fund

Performance Results (concluded)

Performance Summary Class B Shares


                             Net Asset Value
                      ============================    Capital Gains      Dividends       Total
Period Covered         Beginning        Ending         Distributed         Paid        Return(1)
===============================================================================================
07/01/91-12/31/91    $ 10.24           $  12.56                --       $  0.0640        23.30%
-----------------------------------------------------------------------------------------------
1992                   12.56              17.31                --              --        37.82
-----------------------------------------------------------------------------------------------
1993                   17.31              17.04        $   1.8425          0.0571         9.57
-----------------------------------------------------------------------------------------------
1994                   17.04              15.47            1.2660          0.0344        (1.53)
-----------------------------------------------------------------------------------------------
1995                   15.47              20.21            2.2099          0.1766        46.36
-----------------------------------------------------------------------------------------------
1996                   20.21              22.32            3.3870          0.0592        28.00
-----------------------------------------------------------------------------------------------
1997                   22.32              30.42            1.5895          0.0884        44.10
-----------------------------------------------------------------------------------------------
1998                   30.42              30.38            0.4139          0.0755         1.55
-----------------------------------------------------------------------------------------------
1999                   30.38              26.49            0.7891              --       (10.12)
-----------------------------------------------------------------------------------------------
2000                   26.49              27.77            4.4755              --        22.35
-----------------------------------------------------------------------------------------------
2001                   27.77              24.41            0.6058              --        (9.84)
-----------------------------------------------------------------------------------------------
2002                   24.41              20.79                --          0.0157       (14.77)
-----------------------------------------------------------------------------------------------
01/01/03-03/31/03      20.79              19.63                --              --        (5.58)
-----------------------------------------------------------------------------------------------
                                       Totals:         $  16.5792       $  0.5709
-----------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 03/31/03:          319.51%
-----------------------------------------------------------------------------------------------

Performance Summary Class C Shares


                            Net Asset Value
                      ============================    Capital Gains      Dividends      Total
Period Covered         Beginning        Ending         Distributed         Paid        Return(1)
===============================================================================================
07/01/92-12/31/92     $14.61           $  17.32                --       $  0.0359        18.80%
-----------------------------------------------------------------------------------------------
1993                   17.32              17.03        $   1.8425          0.0691         9.52
-----------------------------------------------------------------------------------------------
1994                   17.03              15.48            1.2660          0.0209        (1.50)
-----------------------------------------------------------------------------------------------
1995                   15.48              20.21            2.2099          0.1819        46.30
-----------------------------------------------------------------------------------------------
1996                   20.21              22.29            3.3870          0.0861        27.99
-----------------------------------------------------------------------------------------------
1997                   22.29              30.37            1.5895          0.0938        44.09
-----------------------------------------------------------------------------------------------
1998                   30.37              30.31            0.4139          0.0944         1.55
-----------------------------------------------------------------------------------------------
1999                   30.31              26.43            0.7891              --       (10.11)
-----------------------------------------------------------------------------------------------
2000                   26.43              27.70            4.4755              --        22.37
-----------------------------------------------------------------------------------------------
2001                   27.70              24.35            0.6058              --        (9.83)
-----------------------------------------------------------------------------------------------
2002                   24.35              20.75                --          0.0118       (14.74)
-----------------------------------------------------------------------------------------------
01/01/03-03/31/03      20.75              19.59                --              --        (5.59)
-----------------------------------------------------------------------------------------------
                                       Totals:         $  16.5792       $  0.5939
-----------------------------------------------------------------------------------------------
                                        Cumulative Total Return as of 03/31/03:         177.54%
-----------------------------------------------------------------------------------------------

1. Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

      Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended March 31, 2003 and since inception, March 30, 1998 through March 31, 2003, Class Y shares have a total return of (21.96%) and (4.32%), respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

      The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Portfolio of Investments--March 31, 2003

Common Stocks--99.20%
Security Description                Shares         Value
=========================================================
Banks--40.11%
AmSouth Bancorp                     30,100      $ 598,388
---------------------------------------------------------
Astoria Financial Corp.              3,600         83,628
---------------------------------------------------------
BancorpSouth, Inc.                   8,100        149,040
---------------------------------------------------------
Bank of America Corp.              116,600      7,793,544
---------------------------------------------------------
Bank of New York Co., Inc.          66,400      1,361,200
---------------------------------------------------------
Bank One Corp.                      86,800      3,005,016
---------------------------------------------------------
BB&T Corp.                          39,400      1,238,342
---------------------------------------------------------
Charter One Financial, Inc.         20,784        574,885
---------------------------------------------------------
City National Corp.                  3,200        140,608
---------------------------------------------------------
Colonial BancGroup, Inc.            11,100        124,875
---------------------------------------------------------
Comerica, Inc.                      16,500        625,020
---------------------------------------------------------
Commerce Bancorp, Inc.               2,100         83,454
---------------------------------------------------------
Commerce Bancshares, Inc.            6,489        237,173
---------------------------------------------------------
Compass Bancshares, Inc.            12,700        397,129
---------------------------------------------------------
Cullen/Frost Bankers, Inc.           3,200         97,216
---------------------------------------------------------
Fifth Third Bancorp                 45,952      2,304,033
---------------------------------------------------------
First Midwest Bancorp, Inc.          2,800         72,268
---------------------------------------------------------
First Tennessee National Corp.      11,400        452,694
---------------------------------------------------------
First Virginia Banks, Inc.           4,050        158,882
---------------------------------------------------------
FirstMerit Corp.                     9,500        175,180
---------------------------------------------------------
FleetBoston Financial Corp.         85,916      2,051,674
---------------------------------------------------------
Golden West Financial Corp.         12,400        891,932
---------------------------------------------------------
GreenPoint Financial Corp.           8,500        380,885
---------------------------------------------------------
Hibernia Corp., Class A             11,600        196,736
---------------------------------------------------------
Huntington Bancshares, Inc.         15,900        295,581
---------------------------------------------------------
IndyMac Bancorp, Inc.                3,700         71,965
---------------------------------------------------------
KeyCorp                             34,600        780,576
---------------------------------------------------------
M&T Bank Corp.                       4,300        337,894
---------------------------------------------------------
Marshall & Ilsley Corp.             16,000        408,960
---------------------------------------------------------
Mellon Financial Corp.              37,200        790,872
---------------------------------------------------------
National City Corp.                 56,800      1,581,880
---------------------------------------------------------
National Commerce
   Financial Corp.                  12,500        296,250
---------------------------------------------------------
North Fork Bancorp, Inc.             2,000         58,900
---------------------------------------------------------
Northern Trust Corp.                18,600        566,370
---------------------------------------------------------
Old National Bancorp                 5,003        107,064
---------------------------------------------------------
PNC Financial Services
   Group                            23,600      1,000,168
---------------------------------------------------------
Popular, Inc.                        6,400        217,536
---------------------------------------------------------
Regions Financial Corp.             18,500        599,400
---------------------------------------------------------
Roslyn Bancorp, Inc.                 5,900        106,082
---------------------------------------------------------
SouthTrust Corp.                    24,500        625,485
---------------------------------------------------------
Sovereign Bancorp, Inc.              8,700        120,495
---------------------------------------------------------
SunTrust Banks, Inc.                25,400      1,337,310
---------------------------------------------------------
Synovus Financial Corp.             33,500        599,315
---------------------------------------------------------
TCF Financial Corp.                  5,400        216,216
---------------------------------------------------------
U.S. Bancorp                       171,041      3,246,358
---------------------------------------------------------
Union Planters Corp.                18,200        478,478
---------------------------------------------------------
UnionBanCal Corp.                    4,100        161,622
---------------------------------------------------------
Valley National Bancorp              2,900         71,427
---------------------------------------------------------
Wachovia Corp.                     104,700      3,567,129
---------------------------------------------------------
Washington Federal, Inc.             7,018        147,799
---------------------------------------------------------
Washington Mutual, Inc.             86,225      3,041,156
---------------------------------------------------------
Webster Financial Corp.              4,400        154,528
---------------------------------------------------------
Wells Fargo & Co.                  143,300      6,447,067
---------------------------------------------------------
Whitney Holding Corp.                3,100        105,772
---------------------------------------------------------
Zions Bancorp                       11,100        474,858
---------------------------------------------------------
                                               51,208,315
---------------------------------------------------------
Commercial Services & Supplies--3.90%
Automatic Data
 Processing, Inc.                   41,200      1,268,548
---------------------------------------------------------
BISYS Group, Inc.*                   4,500         73,440
---------------------------------------------------------
Certegy, Inc.*                       3,550         89,460
---------------------------------------------------------
Concord EFS, Inc.*                  11,500        108,100
---------------------------------------------------------
Deluxe Corp.                         7,000        280,910
---------------------------------------------------------
DST Systems, Inc.*                   4,700        127,840
---------------------------------------------------------
Equifax, Inc.                       10,400        207,896
---------------------------------------------------------
First Data Corp.                    41,300      1,528,513
---------------------------------------------------------
Fiserv, Inc.*                        3,300        103,884
---------------------------------------------------------
H&R Block, Inc.                      8,000        341,520
---------------------------------------------------------
Paychex, Inc. (1)                   28,500        782,895
---------------------------------------------------------
Total System Services, Inc.          4,100         64,206
---------------------------------------------------------
                                                4,977,212
---------------------------------------------------------
Diversified Financials--32.43%
Allied Capital Corp. (1)             3,900         77,922
---------------------------------------------------------
American Express Co.                95,500      3,173,465
---------------------------------------------------------
Bear Stearns Co., Inc.               8,000        524,800
---------------------------------------------------------
Capital One Financial Corp.         17,700        531,177
---------------------------------------------------------
Charles Schwab Corp.                14,000        101,080
---------------------------------------------------------
Citigroup, Inc.                    291,180     10,031,151
---------------------------------------------------------


--------------------------------------------------------------------------------
8

UBS Financial Services Fund

Portfolio of Investments--March 31, 2003

Security Description              Shares               Value
===============================================================
Diversified Financials--(concluded)
Countrywide Financial
   Corp.                            9,600            $  552,000
---------------------------------------------------------------
Federal Home Loan
   Mortgage Corp.                  61,300             3,255,030
---------------------------------------------------------------
Federal National Mortgage
   Association                     79,600             5,201,860
---------------------------------------------------------------
Franklin Resources, Inc.           17,800               585,798
---------------------------------------------------------------
Goldman Sachs Group, Inc.          16,500             1,123,320
---------------------------------------------------------------
J.P. Morgan Chase & Co.           152,570             3,617,435
---------------------------------------------------------------
Janus Capital Group, Inc.          15,400               175,406
---------------------------------------------------------------
Labranche & Co., Inc.               3,600                66,168
---------------------------------------------------------------
Legg Mason, Inc.                    5,600               272,944
---------------------------------------------------------------
Lehman Brothers
  Holdings, Inc.                   22,900             1,322,475
---------------------------------------------------------------
MBNA Corp.                        119,850             1,803,743
---------------------------------------------------------------
Merrill Lynch & Co., Inc.          68,800             2,435,520
---------------------------------------------------------------
Morgan Stanley & Co.               87,000             3,336,450
---------------------------------------------------------------
Neuberger Berman, Inc.              4,900               138,327
---------------------------------------------------------------
Principal Financial Group, Inc.    12,800               347,392
---------------------------------------------------------------
SEI Investments Co.                 1,900                49,780
---------------------------------------------------------------
SLM Corp.                          12,500             1,386,500
---------------------------------------------------------------
State Street Corp.                 30,000               948,900
---------------------------------------------------------------
T. Rowe Price Group, Inc.          12,900               349,835
---------------------------------------------------------------
                                                     41,408,478
---------------------------------------------------------------
Health Care Providers & Services--0.47%
CIGNA Corp.                        13,100               598,932
---------------------------------------------------------------
Insurance--19.99%
AFLAC, Inc.                        42,200             1,352,510
---------------------------------------------------------------
Allmerica Financial Corp.*          3,600                50,508
---------------------------------------------------------------
Allstate Corp.                     54,700             1,814,399
---------------------------------------------------------------
AMBAC Financial Group, Inc.         7,400               373,848
---------------------------------------------------------------
American International
   Group, Inc.                    183,900             9,093,855
---------------------------------------------------------------
AON Corp.                          21,200               438,416
---------------------------------------------------------------
Chubb Corp. (1)                    13,800               611,616
---------------------------------------------------------------
Cincinnati Financial Corp.          6,200               217,434
---------------------------------------------------------------
CNA Financial Corp.*                1,900                42,560
---------------------------------------------------------------
First American Corp.                4,200               102,480
---------------------------------------------------------------
Gallagher Arthur J. & Co.           8,000               196,400
---------------------------------------------------------------
Hartford Financial Services
   Group, Inc.                     21,600               762,264
---------------------------------------------------------------
HCC Insurance
   Holdings, Inc.                   3,600                92,016
---------------------------------------------------------------
Jefferson-Pilot Corp.              16,550               636,844
---------------------------------------------------------------
John Hancock Financial
   Services, Inc.                  23,900               663,942
---------------------------------------------------------------
Lincoln National Corp.             15,400               431,200
---------------------------------------------------------------
Loews Corp.                        14,600               581,664
---------------------------------------------------------------
Marsh & McLennan
   Cos., Inc.                      45,100             1,922,613
---------------------------------------------------------------
MBIA, Inc.                         14,600               564,144
---------------------------------------------------------------
MetLife, Inc.                      50,500             1,332,190
---------------------------------------------------------------
MGIC Investment Corp.              12,100               475,167
---------------------------------------------------------------
Nationwide Financial
   Services, Inc., Class A          4,800               116,976
---------------------------------------------------------------
Old Republic International
   Corp.                            5,200               139,100
---------------------------------------------------------------
PMI Group, Inc.                    13,100               334,705
---------------------------------------------------------------
Progressive Corp.                  12,900               765,099
---------------------------------------------------------------
Protective Life Corp.               6,500               185,575
---------------------------------------------------------------
Prudential Financial, Inc.         17,800               520,650
---------------------------------------------------------------
Radian Group, Inc.                  5,900               196,942
---------------------------------------------------------------
SAFECO Corp.                        2,500                87,425
---------------------------------------------------------------
St. Paul Cos., Inc. (1)            16,500               524,700
---------------------------------------------------------------
Torchmark Corp.                     9,700               347,260
---------------------------------------------------------------
Travelers Property Casualty
   Corp., Class B                  23,473               331,204
---------------------------------------------------------------
Unum Provident Corp.               21,400               209,720
---------------------------------------------------------------
                                                     25,515,426
---------------------------------------------------------------
IT Consulting & Services--0.25%
SunGard Data
   Systems, Inc.*                  14,900               317,370
---------------------------------------------------------------
Real Estate--1.92%
Annaly Mortgage
   Management, Inc.                 4,100                71,627
---------------------------------------------------------------
Avalonbay
   Communities, Inc.                2,100                77,490
---------------------------------------------------------------
Duke Realty Corp.                  11,200               302,176
---------------------------------------------------------------
Equity Office
   Properties Trust                27,100               689,695
---------------------------------------------------------------
Equity Residential                 22,300               536,761
---------------------------------------------------------------
Host Marriott Corp.*               15,700               108,644
---------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Financial Services Fund

Portfolio of Investments--March 31, 2003

Security Description     Shares          Value
=================================================
Real Estate--(concluded)
iStar Financial, Inc.     3,800     $    110,846
------------------------------------------------
Kimco Realty Corp.        4,400          154,528
------------------------------------------------
Liberty Property Trust    2,000           62,600
------------------------------------------------
Public Storage, Inc.      2,700           81,810
------------------------------------------------
Rouse Co.                 2,000           69,100
------------------------------------------------
Vornado Realty Trust      5,100          182,580
------------------------------------------------
                                       2,447,857
------------------------------------------------
Software--0.13%
Fair, Issac & Co., Inc.   2,300          116,886
------------------------------------------------
Jack Henry &
   Associates, Inc.       4,600           48,714
------------------------------------------------
                                         165,600
------------------------------------------------
Total Common Stocks
   (cost--$139,756,721)              126,639,190
------------------------------------------------

Number
  of                                                     Maturity      Interest
Shares                                                     Date          Rate           Value
=================================================================================================
Investments of Cash Collateral From Securities Loaned--2.05%
=================================================================================================
Money Market Funds--2.05%
=================================================================================================
  2,620      UBS Private Money Market Fund LLC
               (cost--$2,619,700)                        04/01/2003      1.293%+        2,619,700
-------------------------------------------------------------------------------------------------
Total Investments (cost--$142,376,421)--101.25%                                       129,258,890
-------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(1.25)%                                         (1,593,911)
-------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                  $127,664,979
-------------------------------------------------------------------------------------------------

*     Non-Income producing security.
(1)   Security, or a portion thereof, was on loan at March 31, 2003.
+     Interest rate shown reflects yield at March 31, 2003.

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
10

UBS Financial Services Fund

Statement of Assets and Liabilities--March 31, 2003

Assets:
Investments in securities, at value (cost--$142,376,421) *     $129,258,890
---------------------------------------------------------------------------
Receivable for investments sold                                   1,370,653
---------------------------------------------------------------------------
Dividends receivable                                                236,831
---------------------------------------------------------------------------
Other assets                                                         30,336
---------------------------------------------------------------------------
Total assets                                                    130,896,710
---------------------------------------------------------------------------
Liabilities:
Payable for cash collateral for securities loaned                 2,619,700
---------------------------------------------------------------------------
Payable for fund shares repurchased                                 259,782
---------------------------------------------------------------------------
Payable to affiliates                                               138,563
---------------------------------------------------------------------------
Payable to custodian                                                 81,491
---------------------------------------------------------------------------
Accrued expenses and other liabilities                              132,195
---------------------------------------------------------------------------
Total liabilities                                                 3,231,731
---------------------------------------------------------------------------
Net Assets:
Capital stock of $0.001 par value outstanding                   144,979,584
---------------------------------------------------------------------------
Accumulated undistributed net investment income                     243,415
---------------------------------------------------------------------------
Accumulated net realized loss from investment transactions       (4,440,489)
---------------------------------------------------------------------------
Net unrealized depreciation of investments                      (13,117,531)
---------------------------------------------------------------------------
Net assets                                                     $127,664,979
===========================================================================

*Includes $1,696,508 of investments in securities on loan, at value.

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Financial Services Fund

Statement of Assets and Liabilities--March 31, 2003

Class A:
Net assets                                                          $ 73,697,756
--------------------------------------------------------------------------------
Shares outstanding                                                     3,548,298
--------------------------------------------------------------------------------
Net asset value per share                                           $      20.77
--------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
 charge of 5.50% of offering price)                                 $      21.98
================================================================================
Class B:
Net assets                                                          $ 36,399,661
--------------------------------------------------------------------------------
Shares outstanding                                                     1,854,217
--------------------------------------------------------------------------------
Net asset value and offering price per share                        $      19.63
================================================================================
Class C:
Net assets                                                          $ 16,634,523
--------------------------------------------------------------------------------
Shares outstanding                                                       848,925
--------------------------------------------------------------------------------
Net asset value per share                                           $      19.59
--------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales
 charge of 1.00% of offering price)                                 $      19.79
================================================================================
Class Y:
Net assets                                                          $    933,039
--------------------------------------------------------------------------------
Shares outstanding                                                        44,719
--------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share      $      20.86
================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
12

UBS Financial Services Fund

Statement of Operations

                                                                           For the
                                                                          Year Ended
                                                                          March 31,
                                                                             2003
=====================================================================================
Investment income:
Dividends (net of foreign withholding tax of $540)                      $   3,507,037
-------------------------------------------------------------------------------------
Interest                                                                       18,032
-------------------------------------------------------------------------------------
                                                                            3,525,069
-------------------------------------------------------------------------------------
Expenses:
Investment advisory and administration fees                                 1,112,143
-------------------------------------------------------------------------------------
Service fees--Class A                                                         220,264
-------------------------------------------------------------------------------------
Service and distribution fees--Class B                                        480,089
-------------------------------------------------------------------------------------
Service and distribution fees--Class C                                        215,036
-------------------------------------------------------------------------------------
Transfer agency and related services fees                                     289,919
-------------------------------------------------------------------------------------
Custody and accounting                                                        105,327
-------------------------------------------------------------------------------------
Reports and notices to shareholders                                            95,966
-------------------------------------------------------------------------------------
Professional fees                                                              88,945
-------------------------------------------------------------------------------------
State registration fees                                                        68,663
-------------------------------------------------------------------------------------
Insurance expense                                                               7,221
-------------------------------------------------------------------------------------
Directors' fees                                                                 3,173
-------------------------------------------------------------------------------------
Other expenses                                                                 25,033
-------------------------------------------------------------------------------------
                                                                            2,711,779
-------------------------------------------------------------------------------------
Net investment income                                                         813,290
-------------------------------------------------------------------------------------

Realized and unrealized losses from investment activities:
Net realized loss from investment transactions                             (2,909,413)
-------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments         (39,990,021)
-------------------------------------------------------------------------------------
Net realized and unrealized losses from investment transactions           (42,899,434)
-------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                    $ (42,086,144)
=====================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Financial Services Fund

Statement of Changes in Net Assets

                                                                           For the Years Ended
                                                                                March 31,
                                                                    ==============================
                                                                          2003              2002
==================================================================================================
From operations:
Net investment income                                               $    813,290      $    609,071
--------------------------------------------------------------------------------------------------
Net realized losses from investment transactions                      (2,909,413)          (16,425)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
 investments                                                         (39,990,021)        7,399,274
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (42,086,144)        7,991,920
--------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
Net investment income--Class A                                          (816,980)         (261,241)
--------------------------------------------------------------------------------------------------
Net investment income--Class B                                           (32,599)               --
--------------------------------------------------------------------------------------------------
Net investment income--Class C                                           (10,757)               --
--------------------------------------------------------------------------------------------------
Net investment income--Class Y                                           (11,587)           (7,765)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class A                      --        (2,535,399)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class B                      --        (1,608,237)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class C                      --          (723,550)
--------------------------------------------------------------------------------------------------
Net realized gains from investment transactions--Class Y                      --           (57,437)
--------------------------------------------------------------------------------------------------
                                                                        (871,923)       (5,193,629)
--------------------------------------------------------------------------------------------------
From capital stock transactions:
Net proceeds from the sale of shares                                   5,155,791         7,160,404
--------------------------------------------------------------------------------------------------
Cost of shares repurchased                                           (38,986,147)      (48,155,928)
--------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                       764,812         4,670,009
--------------------------------------------------------------------------------------------------
Net decrease in net assets from capital stock transactions           (33,065,544)      (36,325,515)
--------------------------------------------------------------------------------------------------
Net decrease in net assets                                           (76,023,611)      (33,527,224)
--------------------------------------------------------------------------------------------------
Net Assets:
Beginning of year                                                    203,688,590       237,215,814
--------------------------------------------------------------------------------------------------
End of year (including accumulated undistributed net
 investment income of $243,415 and $322,525, respectively)          $127,664,979      $203,688,590
==================================================================================================

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
14

UBS Financial Services Fund

Notes to Financial Statements

Organization and Significant Accounting Policies

UBS Financial Services Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund was incorporated in the state of Maryland on February 13, 1986.

Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their respective service and/or distribution plans. Class Y shares have no service or distribution plan.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates net asset values based on the current market value for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM") or DSI International Management, Inc. ("DSI"); DSI is an indirect wholly owned asset management subsidiary of UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair


--------------------------------------------------------------------------------

UBS Financial Services Fund

Notes to Financial Statements

value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/ losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is


--------------------------------------------------------------------------------
16

UBS Financial Services Fund

Notes to Financial Statements

determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The Fund invests primarily in equity securities of financial services companies. Economic, legislative and regulatory developments impacting those industries may affect the market value of the Fund's investments. In addition, the Fund's ability to invest in foreign equity securities also entails special risks.

Investment Advisor and Administrator

The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% of the Fund's average daily net assets. UBS Global AM pays DSI to serve as the Fund's sub-advisor. UBS Global AM (not the Fund) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. At March 31, 2003, the Fund owed UBS Global AM $76,820 in investment advisory and administration fees.

For the year ended March 31, 2003, the Fund did not pay any brokerage commissions to any affiliated broker-dealer for transactions executed on behalf of the Fund.

Distribution Plans

UBS Global AM is the principal underwriter of the Fund's shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At March 31, 2003, the Fund owed UBS Global AM $61,618 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A and Class C shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM has informed the Fund that for the year ended March 31, 2003, it earned $137,128 in sales charges.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Notes to Financial Statements

Transfer Agency and Related Services Fees

UBS Global AM provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the year ended March 31, 2003, UBS Global AM received from PFPC, not the Fund, approximately 39% of the total transfer agency and related services fees collected by PFPC from the Fund.

Securities Lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS Painewebber(SM)*), an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. For the year ended March 31, 2003, the Fund earned $8,039 for lending securities, and UBS PaineWebber earned $2,701 in compensation as the Fund's lending agent. At March 31, 2003, the Fund owed UBS PaineWebber $125 in compensation as the Fund's lending agent.

Bank Line of Credit

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended March 31, 2003, the Fund did not borrow under

------------------
* UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------
18

UBS Financial Services Fund

Notes to Financial Statements

the Facility. For the year ended March 31, 2003, the Fund paid a commitment fee of $1,496 to UBS AG.

Federal Tax Status

For federal income tax purposes, at March 31, 2003, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)  $  10,727,498
-----------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)    (24,893,944)
-----------------------------------------------------------------------------------
Net unrealized depreciation of investments                            $ (14,166,446)
===================================================================================

For the year ended March 31, 2003, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $6,832,762 and $40,128,617, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

In accordance with U.S. Treasury regulations, the Fund has elected to defer realized capital losses of $2,015,582 arising after October 31, 2002. Such losses are treated for tax purposes as arising on April 1, 2003.

At March 31, 2003, the Fund had a net capital loss carryforward of $1,365,331. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire on March 31, 2011. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 were as follows:

Distributions paid from:       2003           2002
========================================================
Ordinary income              $871,923      $5,193,629
========================================================


--------------------------------------------------------------------------------

UBS Financial Services Fund

Notes to Financial Statements

At March 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income                    $     232,754
--------------------------------------------------------------
Accumulated capital and other losses                (3,380,913)
--------------------------------------------------------------
Net unrealized depreciation of investments         (14,166,446)
--------------------------------------------------------------
Total accumulated earnings (deficit)             $ (17,314,605)
==============================================================

The differences between book-basis and tax-basis net unrealized depreciation of investments are attributable primarily to the tax deferral of losses on wash sales and return of capital adjustments from real estate investment trusts.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended March 31, 2003, accumulated undistributed net investment income was decreased by $20,477, accumulated net realized loss from investment transactions was decreased by $22,893 and capital stock was decreased by $2,416.

Capital Stock

There are 300 million shares of $0.001 par value common stock authorized for the Fund. Transactions in common stock were as follows:

                                     Class A                            Class B
                            ===========================       ============================
For the Year Ended
March 31, 2003:              Shares           Amount            Shares           Amount
==========================================================================================
Shares sold                  177,400      $   3,940,566          41,646      $     906,335
------------------------------------------------------------------------------------------
Shares repurchased          (789,175)       (18,066,794)       (620,935)       (13,541,214)
------------------------------------------------------------------------------------------
Shares converted from
 Class B to Class A           54,196          1,168,397         (57,285)        (1,168,397)
------------------------------------------------------------------------------------------
Dividends reinvested          31,898            713,871           1,387             29,419
------------------------------------------------------------------------------------------
Net decrease                (525,681)     $ (12,243,960)       (635,187)     $ (13,773,857)
==========================================================================================

                                     Class C                         Class Y
                          =============================    ==========================
                             Shares           Amount          Shares        Amount
=====================================================================================
Shares sold                   12,789      $    294,084            622      $   14,806
=====================================================================================
Shares repurchased          (310,578)       (6,837,068)       (23,024)       (541,071)
-------------------------------------------------------------------------------------
Dividends reinvested             476            10,085            509          11,437
-------------------------------------------------------------------------------------
Net decrease                (297,313)     $ (6,532,899)       (21,893)     $ (514,828)
=====================================================================================


--------------------------------------------------------------------------------
20

UBS Financial Services Fund

Notes to Financial Statements

                                     Class A                            Class B
                           ==============================   ==============================
For the Year Ended
March 31, 2002:              Shares           Amount            Shares           Amount
==========================================================================================
Shares sold                   71,501      $   1,884,840         102,019      $   2,563,370
------------------------------------------------------------------------------------------
Shares repurchased          (805,178)       (21,110,609)       (727,153)       (18,039,773)
------------------------------------------------------------------------------------------
Shares converted from
 Class B to Class A          108,387          2,793,197        (114,554)        (2,793,197)
------------------------------------------------------------------------------------------
Dividends reinvested          98,526          2,451,323          62,346          1,467,620
------------------------------------------------------------------------------------------
Net decrease                (526,764)     $ (13,981,249)       (677,342)     $ (16,801,980)
==========================================================================================

                                     Class C                          Class Y
                         =============================     ============================
                             Shares           Amount          Shares           Amount
=======================================================================================
Shares sold                   85,108      $  2,129,273         21,620      $    582,921
---------------------------------------------------------------------------------------
Shares repurchased          (313,087)       (7,756,510)       (47,599)       (1,249,036)
---------------------------------------------------------------------------------------
Dividends reinvested          29,312           688,547          2,504            62,519
---------------------------------------------------------------------------------------
Net decrease                (198,667)     $ (4,938,690)       (23,475)     $   (603,596)
=======================================================================================


--------------------------------------------------------------------------------

UBS Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throught each year is presented below:

                                                                                Class A
                                              ===========================================================================
                                                                     For the Years Ended March 31,
                                              ===========================================================================
                                                   2003           2002           2001#           2000            1999
=========================================================================================================================
Net asset value, beginning of year              $  26.90        $ 26.42        $ 26.68         $ 30.24         $ 33.56
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.20@          0.17@          0.11@           0.10@           0.33@
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains
 (losses) from investments                         (6.11)@         0.98@          4.11@          (2.79)@         (2.96)@
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
 investment operations                             (5.91)          1.15           4.22           (2.69)          (2.63)
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.22)         (0.06)            --           (0.08)          (0.28)
-------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
 invesment transactions                               --          (0.61)        ( 4.48)          (0.79)          (0.41)
-------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.22)         (0.67)        ( 4.48)          (0.87)          (0.69)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                                    $  20.77        $ 26.90        $ 26.42         $ 26.68         $ 30.24
-------------------------------------------------------------------------------------------------------------------------
Total investment return(1)                        (22.02)%         4.55%         14.79%          (8.88)%         (7.81)%
-------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (000's)                 $ 73,698       $109,600       $121,562        $126,334        $204,433
-------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 net of waivers from advisor(2)                     1.36%          1.21%          1.23%           1.23%           1.17%
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
 net assets, net of waivers from advisor(2)         0.87%          0.65%          0.40%           0.35%           1.07%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     4%            26%           107%            122%             59%
=========================================================================================================================

1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@     Calculated using the average monthly shares outstanding for the year.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.


--------------------------------------------------------------------------------
22

UBS Financial Services Fund

Financial Highlights

                                        Class B
        ========================================================================
                             For the Years Ended March 31,
        ========================================================================
           2003           2002           2001#          2000            1999
================================================================================
         $  25.40        $ 25.12        $ 25.73        $ 29.35         $ 32.62
--------------------------------------------------------------------------------
             0.01@         (0.04)@        (0.12)@        (0.12)@          0.09@
--------------------------------------------------------------------------------

            (5.76)@         0.93@          3.99@         (2.71)@         (2.87)@
--------------------------------------------------------------------------------

            (5.75)          0.89           3.87          (2.83)          (2.78)
--------------------------------------------------------------------------------
            (0.02)            --             --             --           (0.08)
--------------------------------------------------------------------------------

               --          (0.61)         (4.48)         (0.79)          (0.41)
--------------------------------------------------------------------------------
            (0.02)         (0.61)         (4.48)         (0.79)          (0.49)
--------------------------------------------------------------------------------

         $  19.63        $ 25.40        $ 25.12        $ 25.73         $ 29.35
--------------------------------------------------------------------------------
           (22.66)%         3.72%         13.95%         (9.63)%         (8.51)%
--------------------------------------------------------------------------------
         $ 36,400        $63,237        $79,557        $91,643        $195,392
--------------------------------------------------------------------------------

             2.17%          2.02%          2.04%          2.02%           1.94%
--------------------------------------------------------------------------------

             0.05%         (0.15)%        (0.42)%        (0.44)%          0.29%
--------------------------------------------------------------------------------
                4%            26%           107%           122%             59%
================================================================================


--------------------------------------------------------------------------------

UBS Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throught each year is presented below:

                                                                              Class C
                                              ========================================================================
                                                                   For the Years Ended March 31,
                                              ========================================================================
                                                   2003           2002           2001#          2000           1999
======================================================================================================================
Net asset value, beginning of year              $  25.35        $ 25.06        $ 25.68        $ 29.28        $ 32.56
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        0.01@         (0.03)@        (0.11)@        (0.12)@         0.08@
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
 from investments                                  (5.76)@        0.93 @         3.97 @         (2.69)@        (2.86)@
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
 operations                                        (5.75)          0.90           3.86          (2.81)         (2.78)
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.01)            --             --             --          (0.09)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
 invesment transactions                               --          (0.61)         (4.48)         (0.79)         (0.41)
--------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.01)         (0.61)         (4.48)         (0.79)         (0.50)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                    $  19.59        $ 25.35        $ 25.06        $ 25.68        $ 29.28
--------------------------------------------------------------------------------------------------------------------
Total investment return(1)                        (22.68)%         3.77%         13.94%         (9.59)%        (8.50)%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (000's)                 $ 16,634        $29,053        $33,710        $38,282        $78,670
--------------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
 waivers from advisor(2)                            2.14%          2.00%          2.03%          2.01%          1.94%
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
 net assets, net of waivers from advisor(2)         0.07%         (0.14)%        (0.41)%        (0.43)%         0.27%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     4%            26%           107%           122%            59%
====================================================================================================================

1 Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 During the years ended March 31, 2002 and March 31, 2001, UBS Global AM waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the fee waiver represents less than 0.005%.

@     Calculated using the average monthly shares outstanding for the year.

# Effective February 8, 2001, DSI International Management, Inc. assumed day-to-day portfolio management responsibilities.


--------------------------------------------------------------------------------
24

UBS Financial Services Fund

Financial Highlights

                                      Class Y
       =====================================================================
                           For the Years Ended March 31,
       =====================================================================
            2003           2002         2001#          2000          1999
============================================================================
         $  27.01       $ 26.50       $ 26.67        $ 30.23       $ 33.56
----------------------------------------------------------------------------
             0.23@         0.21@         0.18@         0.17@          0.34@
----------------------------------------------------------------------------

            (6.14)@        0.99@         4.13@         (2.82)@       (2.89)@
----------------------------------------------------------------------------

            (5.91)         1.20          4.31          (2.65)        (2.55)
----------------------------------------------------------------------------
            (0.24)        (0.08)           --          (0.12)        (0.37)
----------------------------------------------------------------------------

               --         (0.61)        (4.48)         (0.79)        (0.41)
----------------------------------------------------------------------------
            (0.24)        (0.69)        (4.48)         (0.91)        (0.78)
----------------------------------------------------------------------------
         $  20.86       $ 27.01       $ 26.50        $ 26.67       $ 30.23
----------------------------------------------------------------------------
           (21.96)%        4.73%        15.15%         (8.76)%       (7.57)%
----------------------------------------------------------------------------
         $    933       $ 1,799      $  2,387        $ 2,502       $ 5,292
----------------------------------------------------------------------------

             1.25%         1.09%         1.00%          1.00%         0.90%
----------------------------------------------------------------------------

             0.96%         0.78%         0.63%          0.58%         1.22%
----------------------------------------------------------------------------
                4%           26%          107%           122%           59%
============================================================================


--------------------------------------------------------------------------------

UBS Financial Services Fund

Report of Ernst & Young LLP, Independent Auditors

The Board of Directors and Shareholders
UBS Financial Services Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of UBS Financial Services Fund as of March 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Financial Services Fund at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

New York, New York
May 5, 2003


--------------------------------------------------------------------------------
26

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
   27

UBS Financial Services Fund

Supplemental Information (unaudited)

Board of Directors & Officers

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves an indefinite term of office. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.

The Fund's Statement of Additional Information contains additional information about the Directors and is available, without charge, upon request by calling 1-800-647 1568.

Interested Directors

                                               Term of
                                             Office+ and
                               Position(s)    Length of
       Name, Address,           Held with       Time           Principal Occupation(s)
           and Age                Fund         Served            During Past 5 Years
============================================================================================
Margo N. Alexander*++;       Director        Since 1996  Mrs. Alexander is retired. She was
56                                                       an executive vice president of UBS
                                                         PaineWebber (March 1984 to
                                                         December 2002). She was chief
                                                         executive officer of UBS Global AM
                                                         from January 1995 to October
                                                         2000, a director (from January
                                                         1995 to September 2001) and
                                                         chairman (from March 1999 to
                                                         September 2001).

E. Garrett Bewkes, Jr.*++;   Director and    Since 1986  Mr. Bewkes serves as a consultant
76                           Chairman of                 to UBS PaineWebber (since May
                             the Board of                1999). Prior to November 2000, he
                             Directors                   was a Director of Paine Webber
                                                         Group Inc. ("PW Group," formerly
                                                         the holding company of UBS
                                                         PaineWebber and UBS Global AM)
                                                         and prior to 1996, he was a
                                                         consultant to PW Group. Prior to
                                                         1988, he was chairman of the
                                                         board, president and chief
                                                         executive officer of American
                                                         Bakeries Company.


--------------------------------------------------------------------------------
28

UBS Financial Services Fund

Supplemental Information (unaudited)

Interested Directors (continued)

                    Number of
            Portfolios in Fund Complex                     Other Directorships
               Overseen by Director                          Held by Director
=====================================================================================
 Mrs. Alexander is a director or trustee of 19      None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Bewkes is a director or trustee of 33          Mr. Bewkes is also a director of
 investment companies (consisting of 54             Interstate Bakeries Corporation.
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors

                                            Term of
                                          Office+ and
                            Position(s)    Length of
      Name, Address,         Held with       Time            Principal Occupation(s)
          and Age              Trust        Served             During Past 5 Years
==========================================================================================
Richard Q. Armstrong; 67   Director       Since 1996  Mr. Armstrong is chairman and
R.Q.A. Enterprises                                    principal of R.Q.A. Enterprises
One Old Church Road--                                 (management consulting firm)
Unit # 6                                              (since April 1991 and principal
Greenwich, CT 06830                                   occupation since March 1995).
                                                      Mr. Armstrong was chairman of
                                                      the board, chief executive officer
                                                      and co-owner of Adirondack
                                                      Beverages (producer and distributor
                                                      of soft drinks and sparkling/still
                                                      waters) (from October 1993 to
                                                      March 1995). He was a partner
                                                      of The New England Consulting
                                                      Group (management consulting
                                                      firm) (from December 1992 to
                                                      September 1993). He was
                                                      managing director of LVMH U.S.
                                                      Corporation (U.S. subsidiary of the
                                                      French luxury goods conglomerate,
                                                      Louis Vuitton Moet Hennessey
                                                      Corporation) (from 1987 to 1991)
                                                      and chairman of its wine and
                                                      spirits subsidiary, Schieffelin &
                                                      Somerset Company (from 1987
                                                      to 1991).

David J. Beaubien; 68      Director       Since 2001  Mr. Beaubien is chairman of
101 Industrial Road                                   Yankee Environmental Systems,
Turners Falls, MA 01376                               Inc., a manufacturer of meteor-
                                                      ological measuring systems. Prior
                                                      to January 1991, he was senior
                                                      vice president of EG&G, Inc., a
                                                      company which makes and
                                                      provides a variety of scientific and
                                                      technically oriented products and
                                                      services. From 1985 to January
                                                      1995, Mr. Beaubien served as a
                                                      director or trustee on the boards
                                                      of the Kidder, Peabody & Co.
                                                      Incorporated mutual funds.


--------------------------------------------------------------------------------
30

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (continued)

                    Number of
           Portfolios in Fund Complex                        Other Directorships
              Overseen by Director                             Held by Director
==========================================================================================
 Mr. Armstrong is a director or trustee of 19      Mr. Armstrong is also a director of
 investment companies (consisting of 40            AlFresh Beverages Canada, Inc. (a
 portfolios) for which UBS Global AM or one of     Canadian beverage subsidiary of
 its affiliates serves as investment advisor,      AlFresh Foods Inc.) (since October
 sub-advisor or manager.                           2000).

 Mr. Beaubien is a director or trustee of 19       Mr. Beaubien is also a director of IEC
 investment companies (consisting of 40            Electronics, Inc., a manufacturer of
 portfolios) for which UBS Global AM or one of     electronic assemblies.
 its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (continued)

                                               Term of
                                             Office+ and
                                Position(s)    Length of
        Name, Address,           Held with       Time            Principal Occupation(s)
            and Age                 Fund        Served             During Past 5 Years
=============================================================================================
Richard R. Burt; 56            Director       Since 1996  Mr. Burt is chairman of Diligence
1275 Pennsylvania Ave.,                                   LLC (international information and
N.W. Washington, D.C.                                     security firm) and IEP Advisors
20004                                                     (international investments and
                                                          consulting firm). He was the chief
                                                          negotiator in the Strategic Arms
                                                          Reduction Talks with the former
                                                          Soviet Union (from 1989 to 1991)
                                                          and the U.S. Ambassador to the
                                                          Federal Republic of Germany (from
                                                          1985 to 1989). From 1991 to
                                                          1994, he served as a partner
                                                          of McKinsey & Company
                                                          (management consulting firm).

Meyer Feldberg; 61             Director       Since 1990  Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall                                             School of Business, Columbia
New York, New York                                        University. Prior to 1989, he was
10027                                                     president of the Illinois Institute
                                                          of Technology.

George W. Gowen; 73            Director       Since 1986  Mr. Gowen is a partner in the law
666 Third Avenue                                          firm of Dunnington, Bartholow &
New York, New York                                        Miller. Prior to May 1994, he was
10017                                                     a partner in the law firm of Fryer,
                                                          Ross & Gowen.

William W. Hewitt, Jr.**; 74   Director       Since 2001  Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                      January 1995, Mr. Hewitt served as
Management (US) Inc.                                      a director or trustee on the boards
51 West 52nd Street                                       of the Kidder, Peabody & Co.
New York, New York                                        Incorporated mutual funds. From
10019-6114                                                1986 to 1988, he was an executive
                                                          vice president and director of
                                                          mutual funds, insurance and trust
                                                          services of Shearson Lehman
                                                          Brothers Inc. From 1976 to 1986,
                                                          he was president of Merrill Lynch
                                                          Funds Distributor, Inc.


--------------------------------------------------------------------------------
32

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (continued)

                    Number of
           Portfolios in Fund Complex                           Other Directorships
              Overseen by Director                               Held by Director
=============================================================================================
 Mr. Burt is a director or trustee of 19           Mr. Burt is also a director of Hollinger
 investment companies (consisting of 40            International Inc. (publishing), HCL
 portfolios) for which UBS Global AM or            Technologies Ltd., The Central European
 one of its affiliates serves as investment        Fund, Inc., The Germany Fund, Inc., IGT,
 advisor, sub-advisor or manager.                  Inc. (provides technology to gaming and
                                                   wagering industry) and chairman of
                                                   Weirton Steel Corp. (makes and finishes
                                                   steel products). He is also a director or
                                                   trustee of funds in the Scudder Mutual
                                                   Funds Family (consisting of 47 portfolios).

 Dean Feldberg is a director or trustee of         Dean Feldberg is also a director of
 33 investment companies (consisting of            Primedia Inc. (publishing), Federated
 54 portfolios) for which UBS Global AM            Department Stores, Inc. (operator of
 or one of its affiliates serves as investment     department stores), Revlon, Inc.
 advisor, sub-advisor or manager.                  (cosmetics), Select Medical Inc.
                                                   (healthcare services) and SAPPI, Ltd.
                                                   (producer of paper).

 Mr. Gowen is a director or trustee of 33          None
 investment companies (consisting of 54
 portfolios) for which UBS Global AM or
 one of its affiliates serves as investment
 advisor, sub-advisor or manager.

 Mr. Hewitt is a director or trustee of 19         Mr. Hewitt is also a director or trustee
 investment companies (consisting of 40            of the Guardian Life Insurance Company
 portfolios) for which UBS Global AM or            Mutual Funds (consisting of 19
 one of its affiliates serves as investment        portfolios).
 advisor, sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (continued)

                                          Term of
                                        Office+ and
                          Position(s)    Length of
     Name, Address,        Held with       Time             Principal Occupation(s)
         and Age              Fund        Served              During Past 5 Years
=============================================================================================
Morton L. Janklow; 72    Director       Since 2001  Mr. Janklow is senior partner of
445 Park Avenue                                     Janklow & Nesbit Associates, an
New York, New York                                  international literary agency
10022                                               representing leading authors in
                                                    their relationships with publishers
                                                    and motion picture, television and
                                                    multi-media companies, and of
                                                    counsel to the law firm of Janklow
                                                    & Ashley.

Frederic V. Malek; 66    Director       Since 1987  Mr. Malek is chairman of Thayer
1455 Pennsylvania                                   Capital Partners (merchant bank)
Avenue, N.W. Suite 350                              and chairman of Thayer Hotel
Washington, D.C. 20004                              Investors III, Thayer Hotel Investors
                                                    II and Lodging Opportunities Fund
                                                    (hotel investment partnerships).
                                                    From January 1992 to November
                                                    1992, he was campaign manager
                                                    of Bush-Quayle '92. From 1990 to
                                                    1992, he was vice chairman and,
                                                    from 1989 to 1990, he was
                                                    president of Northwest Airlines Inc.
                                                    and NWA Inc. (holding company of
                                                    Northwest Airlines Inc.). Prior to
                                                    1989, he was employed by the
                                                    Marriott Corporation (hotels,
                                                    restaurants, airline catering and
                                                    contract feeding), where he most
                                                    recently was an executive vice
                                                    president and president of Marriott
                                                    Hotels and Resorts.

Carl W. Schafer; 67      Director       Since 1996  Mr. Schafer is president of the
66 Witherspoon Street                               Atlantic Foundation (charitable
#1100                                               foundation). Prior to January 1993,
Princeton, NJ 08542                                 he was chairman of the Investment
                                                    Advisory Committee of the Howard
                                                    Hughes Medical Institute.


--------------------------------------------------------------------------------
34

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (continued)

                     Number of
            Portfolios in Fund Complex                         Other Directorships
               Overseen by Director                              Held by Director
=============================================================================================
 Mr. Janklow is a director or trustee of 19          None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.

 Mr. Malek is a director or trustee of 19            Mr. Malek is also a director of Aegis
 investment companies (consisting of 40              Communications, Inc. (tele-services),
 portfolios) for which UBS Global AM or one          American Management Systems, Inc.
 of its affiliates serves as investment advisor,     (management consulting and
 sub-advisor or manager.                             computer related services),
                                                     Automatic Data Processing, Inc.
                                                     (computing services), CB Richard
                                                     Ellis, Inc. (real estate services),
                                                     Federal National Mortgage
                                                     Association, FPL Group, Inc. (electric
                                                     services), Manor Care, Inc. (health
                                                     care) and Northwest Airlines Inc.

 Mr. Schafer is a director or trustee of 19          Mr. Schafer is also a director of
 investment companies (consisting of 40              Labor Ready, Inc. (temporary
 portfolios) for which UBS Global AM or one          employment), Roadway Corp.
 of its affiliates serves as investment advisor,     (trucking), Guardian Life Insurance
 sub-advisor or manager.                             Company Mutual Funds (consisting
                                                     of 19 portfolios), the Harding,
                                                     Loevner Funds (consisting of four
                                                     portfolios), E.I.I. Realty Securities
                                                     Trust (investment company) and
                                                     Frontier Oil Corporation.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (concluded)

                                        Term of
                                      Office+ and
                        Position(s)    Length of
    Name, Address,       Held with       Time           Principal Occupation(s)
        and Age             Fund        Served            During Past 5 Years
====================================================================================
William D. White; 69   Director       Since 2001  Mr. White is retired. From
P.O. Box 199                                      February 1989 through March
Upper Black Eddy, PA                              1994, he was president of the
18972                                             National League of Professional
                                                  Baseball Clubs. Prior to 1989, he
                                                  was a television sportscaster for
                                                  WPIX-TV, New York. Mr. White
                                                  served on the board of directors
                                                  of Centel from 1989 to 1993 and
                                                  on the board of directors of
                                                  Jefferson Banks Incorporated,
                                                  Philadelphia, PA.


--------------------------------------------------------------------------------
36

UBS Financial Services Fund

Supplemental Information (unaudited)

Independent Directors (concluded)

                    Number of
            Portfolios in Fund Complex               Other Directorships
               Overseen by Director                   Held by Director
===========================================================================
 Mr. White is a director or trustee of 19           None
 investment companies (consisting of 40
 portfolios) for which UBS Global AM or one
 of its affiliates serves as investment advisor,
 sub-advisor or manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Officers

                                            Term of             Principal Occupation(s)
                                          Office+ and             During Past 5 Years;
                           Position(s)     Length of            Number of Portfolios in
     Name, Address,         Held with         Time               Fund Complex For Which
        and Age               Fund           Served             Person Serves as Officer
=============================================================================================
 W. Douglas Beck*; 36   Vice President    Since 2003   Mr. Beck is an executive director
                                                       and head of mutual fund product
                                                       management of UBS Global AM
                                                       (since 2002). From March 1998 to
                                                       November 2002, he held various
                                                       positions at Merrill Lynch, the most
                                                       recent being first vice president
                                                       and co-manager of the managed
                                                       solutions group. Prior to March 1998,
                                                       Mr. Beck was a portfolio manager
                                                       and managing director at Raymond
                                                       James & Associates. Mr. Beck is vice
                                                       president of UBS Supplementary
                                                       Trust and 22 investment companies
                                                       (consisting of 81 portfolios) for
                                                       which UBS Global AM or one of its
                                                       affiliates serves as investment advisor,
                                                       sub-advisor or manager.

 Thomas Disbrow*; 37    Vice President    Since 2000   Mr. Disbrow is a director and a senior
                        and Assistant                  manager of the mutual fund finance
                        Treasurer                      department of UBS Global AM. Prior
                                                       to November 1999, he was a vice
                                                       president of Zweig/Glaser Advisers.
                                                       Mr. Disbrow is a vice president and
                                                       assistant treasurer of 19 investment
                                                       companies (consisting of 40
                                                       portfolios) and assistant treasurer of
                                                       one investment company (consisting
                                                       of two portfolios) for which UBS
                                                       Global AM or one of its affiliates
                                                       serves as investment advisor, sub-
                                                       advisor or manager.


--------------------------------------------------------------------------------
38

UBS Financial Services Fund

Supplemental Information (unaudited)

Officers (continued)

                                         Term of             Principal Occupation(s)
                                       Office+ and             During Past 5 Years;
                        Position(s)     Length of            Number of Portfolios in
   Name, Address,        Held with         Time               Fund Complex For Which
       and Age             Fund           Served             Person Serves as Officer
=============================================================================================
 Amy R. Doberman*;   Vice President    Since 2000   Ms. Doberman is a managing director
 41                  and Secretary                  and general counsel of UBS Global
                                                    AM. From December 1997 through
                                                    July 2000, she was general counsel of
                                                    Aeltus Investment Management, Inc.
                                                    Prior to working at Aeltus, Ms.
                                                    Doberman was assistant chief counsel
                                                    of the SEC's Division of Investment
                                                    Management. Ms. Doberman is vice
                                                    president and assistant secretary of
                                                    UBS Supplementary Trust and five
                                                    investment companies (consisting
                                                    of 44 portfolios) and vice president
                                                    and secretary of 19 investment
                                                    companies (consisting of 40 portfolios)
                                                    for which UBS Global AM or one of its
                                                    affiliates serves as investment advisor,
                                                    sub-advisor or manager.

 David M.            Vice President    Since 2002   Mr. Goldenberg is an executive
 Goldenberg*; 36     and Assistant                  director and deputy general counsel
                     Secretary                      of UBS Global AM. From 2000 to
                                                    2002 he was director, legal affairs
                                                    at Lazard Asset Management. Mr.
                                                    Goldenberg was global director of
                                                    compliance for SSB Citi Asset
                                                    Management Group from 1998 to
                                                    2000. He was associate general
                                                    counsel at Smith Barney Asset
                                                    Management. Prior to working at
                                                    Smith Barney Asset Management,
                                                    Mr. Goldenberg was branch chief
                                                    and senior counsel in the SEC's
                                                    Division of Investment Management.
                                                    Mr. Goldenberg is a vice president
                                                    and secretary of UBS Supplementary
                                                    Trust and of five investment
                                                    companies (consisting of 44
                                                    portfolios) and a vice president and
                                                    assistant secretary of 19 investment
                                                    companies (consisting of 40
                                                    portfolios) for which UBS Global AM
                                                    or one of its affiliates serves as
                                                    investment advisor, sub-advisor or
                                                    manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Officers (continued)

                                             Term of             Principal Occupation(s)
                                           Office+ and             During Past 5 Years;
                            Position(s)     Length of            Number of Portfolios in
     Name, Address,          Held with         Time               Fund Complex For Which
         and Age               Fund           Served             Person Serves as Officer
=============================================================================================
 John J.                 Vice President    Since 2000   Mr. Holmgren is a managing director
 Holmgren***+++; 64                                     of UBS Global AM (since August
                                                        2000). Mr. Holmgren is also
                                                        president, chief executive officer
                                                        and a director of DSI. He is a vice
                                                        president of two investment
                                                        companies (consisting of three
                                                        portfolios) for which UBS Global AM
                                                        or one of its affiliates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.

 John J. Holmgren,       Vice President    Since 2000   Mr. Holmgren is a managing director
 Jr.***+++; 42                                          of UBS Global AM (since August
                                                        2000). Mr. Holmgren is also
                                                        executive vice president, chief
                                                        operating officer, a portfolio
                                                        manager and a director of DSI. Prior
                                                        to January 1997, he was president of
                                                        DSC Data Services, Inc., a consulting
                                                        firm. Mr. Holmgren is a vice president
                                                        of two investment companies
                                                        (consisting of three portfolios) for
                                                        which UBS Global AM or one of its
                                                        affiliates serves as investment advisor,
                                                        sub-advisor or manager.

 Kevin J. Mahoney*; 37   Vice President    Since 1999   Mr. Mahoney is a director and a
                         and Assistant                  senior manager of the mutual fund
                         Treasurer                      finance department of UBS Global
                                                        AM. Prior to April 1999, he was the
                                                        manager of the mutual fund internal
                                                        control group of Salomon Smith
                                                        Barney. Mr. Mahoney is a vice
                                                        president and assistant treasurer of
                                                        19 investment companies (consisting
                                                        of 40 portfolios) for which UBS
                                                        Global AM or one of its affiliates
                                                        serves as investment advisor, sub-
                                                        advisor or manager.


--------------------------------------------------------------------------------
40

UBS Financial Services Fund

Supplemental Information (unaudited)

Officers (continued)

                                             Term of            Principal Occupation(s)
                                           Office+ and           During Past 5 Years;
                            Position(s)     Length of           Number of Portfolios in
     Name, Address,          Held with         Time             Fund Complex For Which
         and Age               Fund           Served           Person Serves as Officer
=============================================================================================
 Paul H. Schubert*; 40   Vice President    Since 1994   Mr. Schubert is an executive director
                         and Treasurer                  and head of the mutual fund finance
                                                        department of UBS Global AM. Mr.
                                                        Schubert is treasurer and principal
                                                        accounting officer of UBS
                                                        Supplementary Trust and of three
                                                        investment companies (consisting
                                                        of 41 portfolios), a vice president
                                                        and treasurer of 20 investment
                                                        companies (consisting of 41
                                                        portfolios) and treasurer and chief
                                                        financial officer of one investment
                                                        company (consisting of two
                                                        portfolios) for which UBS Global AM
                                                        or one of its affiliates serves as
                                                        investment advisor, sub-advisor or
                                                        manager.


--------------------------------------------------------------------------------

UBS Financial Services Fund

Supplemental Information (unaudited)

Officers (concluded)

                                         Term of                Principal Occupation(s)
                                       Office+ and               During Past 5 Years;
                        Position(s)     Length of               Number of Portfolios in
   Name, Address,        Held with         Time                 Fund Complex for Which
       and Age             Trust          Served               Person Serves as Officer
==================================================================================================
Joseph A. Varnas*;   President         Since 2003   Mr. Varnas is a managing director (since
35                                                  March 2003), chief technology officer
                                                    (since March 2001) and head of product
                                                    technology and operations of UBS Global
                                                    AM (since November 2002). From 2000
                                                    to 2001, he was manager of product
                                                    development at UBS PaineWebber
                                                    Investment Management Services. Mr.
                                                    Varnas was a senior analyst in the Global
                                                    Securities Research & Economics Group at
                                                    Merrill Lynch from 1995 to 1999. Mr.
                                                    Varnas is president of UBS Supplementary
                                                    Trust and 23 investment companies
                                                    (consisting of 81 portfolios) for which UBS
                                                    Global AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor or manager.

Keith A. Weller*;    Vice President    Since 1995   Mr. Weller is a director and senior associate
41                   and Assistant                  general counsel of UBS Global AM. Mr.
                     Secretary                      Weller is a vice president and assistant
                                                    secretary of 19 investment companies
                                                    (consisting of 40 portfolios) for which UBS
                                                    Global AM or one of its affiliates serves as
                                                    investment advisor, sub-advisor or manager.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
**    Address for mailing purposes only.
***   This person's business address is 301 Merritt 7, Norwalk, Connecticut
      06851.
+ Each Director holds office for an indefinite term. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.
++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.
+++   John J. Holmgren, Jr. is the son of John J. Holmgren.


--------------------------------------------------------------------------------
42
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

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

Directors

E. Garrett Bewkes, Jr.         George W. Gowen
Chairman                       William W. Hewitt, Jr.
Margo N. Alexander             Morton L. Janklow
Richard Q. Armstrong           Frederic V. Malek
David J. Beaubien              Carl W. Schafer
Richard R. Burt                William D. White
Meyer Feldberg

Principal Officers

Joseph A. Varnas               John J. Holmgren
President                      Vice President

Amy R. Doberman                John J. Holmgren, Jr.
Vice President and Secretary   Vice President

Paul H. Schubert               W. Douglas Beck
Vice President and Treasurer   Vice President

Investment Advisor
Administrator and Principal Underwriter

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

Sub-Advisor

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS
       UBS Global Asset Management (US) Inc.
       51 West 52nd Street
       New York, NY 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Items 5 and 6. [Reserved by SEC for future use. ]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. [Reserved by SEC for future use. ]

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

      (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

      (b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS financial services fund Inc.


By: /s/ Joseph A. Varnas
    --------------------------------
    Joseph A. Varnas
    President

Date: June 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Joseph A. Varnas
    --------------------------------
    Joseph A. Varnas
    President

Date: June 6, 2003


By: /s/ Paul H. Schubert
    --------------------------------
    Paul H. Schubert
    Treasurer

Date: June 6, 2003